Summary of significant accounting policies (Details Narrative) $ in Thousands	12 Months Ended
	Sep. 30, 2025 USD ($) shares	Sep. 30, 2025 CNY (¥) shares	Sep. 30, 2024 USD ($) shares	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Oct. 01, 2023 USD ($)
Product Information [Line Items]
Cumulative-effect adjustment to accumulated deficit						$ 2
Inventory write down				$ 49
Deferred revenue	1,566		6,545
Deferred revenue recognized			5,570	7,874	$ 12,314
Entertainment expense	723		325	57
Advertising expense	3		7	2
Employee social benefits	351		$ 322	258
Underpayment of taxes	$ 13,909	¥ 100,000
Over-Allotment Option [Member]
Product Information [Line Items]
Dilutive income (loss) per share | shares			375,000
Restricted Stock Units (RSUs) [Member]
Product Information [Line Items]
Weighted average shares | shares	1,325,542	1,325,542
Adjusted weighted average shares | shares	26,511	26,511
Convertible Note [Member]
Product Information [Line Items]
Weighted average shares | shares	823,993	823,993
Adjusted weighted average shares | shares	16,480	16,480
Selling Consumer Products [Member]
Product Information [Line Items]
VAT rate	13.00%	13.00%
Service [Member]
Product Information [Line Items]
VAT rate	6.00%	6.00%
Transferred over Time [Member]
Product Information [Line Items]
Revenues				1
Transferred at Point in Time [Member]
Product Information [Line Items]
Revenues	$ 122,799		$ 124,737	$ 113,540